UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Dryden Index Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2008

Date of reporting period:	12/31/2007

Item 1.	Schedule of Investments

Dryden Stock Index Fund

Schedule of Investments

as of December 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS
Aerospace/Defense 2.8%
92,584	Boeing Co.	$8,097,396
47,912	General Dynamics Corp.	4,263,689
13,799	Goodrich Corp.	974,347
88,715	Honeywell International, Inc.	5,462,183
15,100	L-3 Communications Holdings, Inc.	1,599,694
42,756	Lockheed Martin Corp.	4,500,497
42,548	Northrop Grumman Corp.	3,345,975
16,000	Precision Castparts Corp.	2,219,200
54,244	Raytheon Co.	3,292,611
19,663	Rockwell Collins, Inc.	1,415,146
116,040	United Technologies Corp.	8,881,701

		44,052,439

Air Freight & Logistics 0.9%
17,700	C.H. Robinson Worldwide, Inc.	957,924
18,500	Expeditors International Washington, Inc.	826,580
36,416	FedEx Corp.	3,247,215
123,600	United Parcel Service, Inc., Class B	8,740,992

		13,772,711

Airlines 0.1%
88,374	Southwest Airlines Co.	1,078,163

Auto Components 0.2%
24,971	Goodyear Tire & Rubber Co.(a)(b)	704,682
69,456	Johnson Controls, Inc.	2,503,194

		3,207,876

Automobiles 0.3%
210,563	Ford Motor Co.(a)(b)	1,417,089
61,978	General Motors Corp.(b)	1,542,632
33,900	Harley-Davidson, Inc.	1,583,469

		4,543,190

Beverages 2.4%
90,754	Anheuser-Busch Cos., Inc.	4,750,064
8,776	Brown-Forman Corp., Class B	650,389
232,332	Coca-Cola Co. (The)(b)	14,258,215
29,800	Coca-Cola Enterprises, Inc.	775,694
21,500	Constellation Brands, Inc., Class A(a)(b)	508,260
13,994	Molson Coors Brewing Co., Class B(b)	722,370
17,000	Pepsi Bottling Group, Inc.	670,820
189,905	PepsiCo, Inc.	14,413,790

		36,749,602

Biotechnology 1.1%
129,004	Amgen, Inc.(a)	5,990,946
30,220	Biogen Idec, Inc.(a)	1,720,122
42,000	Celgene Corp.(a)	1,940,820
28,000	Genzyme Corp.(a)	2,084,320
110,000	Gilead Sciences, Inc.(a)	5,061,100

		16,797,308

Building Products 0.1%
40,726	Masco Corp.	880,089
16,700	Trane, Inc.	780,057

		1,660,146

Capital Markets 3.3%
21,300	American Capital Strategies Ltd.(b)	702,048
26,271	Ameriprise Financial, Inc.	1,447,795
126,738	Bank of New York Mellon Corp.(The)	6,179,745
14,198	Bear Stearns Cos., Inc.(b)	1,252,974
109,211	Charles Schwab Corp.	2,790,341
51,300	E*Trade Financial Corp.(a)(b)	182,115
9,400	Federated Investors, Inc., Class B	386,904
19,314	Franklin Resources, Inc.	2,210,101
47,700	Goldman Sachs Group, Inc.	10,257,886
25,900	Janus Capital Group, Inc.(b)	850,815
14,300	Legg Mason, Inc.	1,046,045
62,648	Lehman Brothers Holdings, Inc.(b)	4,099,685
101,134	Merrill Lynch & Co., Inc.(b)	5,428,873
123,936	Morgan Stanley(b)	6,582,241
20,862	Northern Trust Corp.	1,597,612
43,862	State Street Corp.	3,561,594
29,900	T. Rowe Price Group, Inc.	1,820,312

		50,397,086

Chemicals 1.8%
25,232	Air Products & Chemicals, Inc.	2,488,632
6,445	Ashland, Inc.	305,686
112,736	Dow Chemical Co.	4,444,053
108,244	E.I. du Pont de Nemours & Co.	4,772,478
9,893	Eastman Chemical Co.	604,363
21,582	Ecolab, Inc.	1,105,214
12,031	Hercules, Inc.	232,800
9,275	International Flavors & Fragrances, Inc.	446,406
63,384	Monsanto Co.	7,079,360
20,174	PPG Industries, Inc.	1,416,820
36,058	Praxair, Inc.	3,198,705
15,270	Rohm and Haas Co.(b)	810,379
15,432	Sigma-Aldrich Corp.(b)	842,587

		27,747,483

Commercial Banks 2.9%
65,158	BB&T Corp.(b)	1,998,396
19,261	Comerica, Inc.	838,431
18,700	Commerce Bancorp, Inc.	713,218
63,973	Fifth Third Bancorp	1,607,641
13,800	First Horizon National Corp.(b)	250,470
45,429	Huntington Bancshares, Inc.	670,532
50,435	KeyCorp	1,182,701
9,300	M&T Bank Corp.	758,601
30,400	Marshall & Ilsley Corp.(b)	804,992
72,098	National City Corp.(b)	1,186,733
37,436	PNC Financial Services Group, Inc.	2,457,673
89,774	Regions Financial Corp.(b)	2,123,155
41,183	SunTrust Banks, Inc.	2,573,526
25,566	Synovus Financial Corp.(b)	615,629
204,095	US Bancorp	6,477,975
230,959	Wachovia Corp.(b)	8,783,371
390,580	Wells Fargo & Co.	11,791,611
13,200	Zions Bancorporation	616,308

		45,450,963

Commercial Services & Supplies 0.5%
35,500	Allied Waste Industries, Inc.(a)(b)	391,210
11,968	Avery Dennison Corp.	635,980
15,200	Cintas Corp.(b)	511,024
28,840	Donnelley (R.R) & Sons Co.	1,088,422
13,530	Equifax, Inc.	491,951
13,000	Monster Worldwide, Inc.(a)	421,200
24,825	Pitney Bowes, Inc.	944,343
19,700	Robert Half International, Inc.	532,688
63,513	Waste Management, Inc.	2,074,969

		7,091,787

Communications Equipment 2.5%
7,057	Ciena Corp.(a)(b)	240,714
715,144	Cisco Systems, Inc.(a)	19,358,948
178,097	Corning, Inc.	4,272,547
11,287	JDS Uniphase Corp.(a)	150,117
70,100	Juniper Networks, Inc.(a)	2,327,320
257,913	Motorola, Inc.	4,136,925
196,800	QUALCOMM, Inc.	7,744,080
42,194	Tellabs, Inc.(a)(b)	275,949

		38,506,600

Computers & Peripherals 4.4%
100,624	Apple, Inc.(a)	19,931,603
265,840	Dell, Inc.(a)	6,515,738
247,604	EMC Corp.(a)	4,588,102
304,502	Hewlett-Packard Co.	15,371,261
161,034	International Business Machines Corp.(b)	17,407,775
13,052	Lexmark International, Inc.(a)(b)	454,993
39,600	Network Appliance, Inc.(a)	988,416
15,500	QLogic Corp.(a)	220,100
22,400	SanDisk Corp.(a)(b)	743,008
104,824	Sun Microsystems, Inc.(a)(b)	1,900,459

		68,121,455

Construction & Engineering 0.2%
9,537	Fluor Corp.	1,389,732
12,100	Jacobs Engineering Group, Inc. (a)(b)	1,156,881

		2,546,613

Construction Materials 0.1%
11,300	Vulcan Materials Co.	893,717

Consumer Finance 0.7%
136,159	American Express Co.	7,082,992
47,366	Capital One Financial Corp.(b)	2,238,517
58,018	Discover Financial Services	874,911
40,092	SLM Corp. (b)	807,453

		11,003,873

Containers & Packaging 0.1%
10,532	Ball Corp.(b)	473,939
8,210	Bemis Co., Inc.	224,790
17,458	Pactiv Corp.(a)	464,907
18,436	Sealed Air Corp.	426,609

		1,590,245

Distributors 0.1%
20,699	Genuine Parts Co.	958,364

Diversified Consumer Services 0.1%
17,200	Apollo Group, Inc., Class A(a)(b)	1,206,580
32,420	H&R Block, Inc.(b)	602,039

		1,808,619

Diversified Financial Services 4.3%
519,471	Bank of America Corp.	21,433,374
25,600	CIT Group, Inc.(b)	615,168
587,055	Citigroup, Inc.	17,282,899
6,390	CME Group, Inc.	4,383,540
6,800	IntercontinentalExchange, Inc. (a)	1,309,000
393,066	JPMorgan Chase & Co.	17,157,331
15,300	Leucadia National Corp. (b)	720,630
25,276	Moody’s Corp.(b)	902,353
29,600	NYSE Euronext	2,597,992

		66,402,287

Diversified Telecommunication Services 3.1%
713,331	AT&T, Inc.	29,646,036
14,150	CenturyTel, Inc.	586,659
37,800	Citizens Communications Co.	481,194
17,388	Embarq Corp.	861,228
188,436	Qwest Communications International, Inc.(b)	1,320,936
335,333	Verizon Communications, Inc.(b)	14,650,699
56,177	Windstream Corp.	731,425

		48,278,177

Electric Utilities 2.0%
16,900	Allegheny Energy, Inc.	1,075,009
47,291	American Electric Power Co., Inc.	2,201,869
148,969	Duke Energy Corp.	3,004,705
39,862	Edison International	2,127,435
22,715	Entergy Corp.	2,714,897
78,056	Exelon Corp.	6,372,491
37,006	FirstEnergy Corp.	2,677,014
46,772	FPL Group, Inc.	3,170,206
15,600	Pepco Holdings, Inc.	457,548
14,200	Pinnacle West Capital Corp.	602,222
43,852	PPL Corp.	2,284,251
30,558	Progress Energy, Inc.	1,479,924
88,715	Southern Co.	3,437,706

		31,605,277

Electrical Equipment 0.5%
21,440	Cooper Industries, Ltd., Class A	1,133,747
91,750	Emerson Electric Co.	5,198,556
21,263	Rockwell Automation, Inc.	1,466,296

		7,798,599

Electronic Equipment & Instruments 0.3%
49,998	Agilent Technologies, Inc.(a)	1,836,927
23,900	Jabil Circuit, Inc.	364,953
18,650	Molex, Inc.	509,145
59,595	Tyco Electronics Ltd.	2,212,762

		4,923,787

Energy Equipment & Services 2.4%
34,379	Baker Hughes, Inc.(b)	2,788,137
23,200	BJ Services Co.	562,832
19,300	ENSCO International, Inc.	1,150,666
110,322	Halliburton Co.	4,182,307
30,500	Nabors Industries Ltd.(a)	835,395
43,200	National-Oilwell Varco, Inc.(a)(b)	3,173,472
32,400	Noble Corp.	1,830,924
5,210	Rowan Cos., Inc.(b)	205,587
138,742	Schlumberger Ltd.	13,648,050
23,600	Smith International, Inc.	1,742,860
34,830	Transocean, Inc.	4,985,915
35,400	Weatherford International Ltd. (Bermuda)(a)	2,428,440

		37,534,585

Food & Staples Retailing 2.3%
50,508	Costco Wholesale Corp.	3,523,438
173,899	CVS/Caremark Corp.	6,912,485
81,634	Kroger Co.	2,180,444
52,500	Safeway, Inc.	1,796,025
25,178	SUPERVALU, Inc.	944,679

70,380	Sysco Corp.	2,196,560
113,378	Walgreen Co.(b)	4,317,434
280,426	Wal-Mart Stores, Inc.(b)	13,328,648
16,700	Whole Foods Market, Inc.(b)	681,360

		35,881,073

Food Products 1.5%
75,959	Archer-Daniels-Midland Co.	3,526,776
25,747	Campbell Soup Co.	919,940
59,943	ConAgra Food, Inc.	1,426,044
17,000	Dean Foods Co.	439,620
38,372	General Mills, Inc.	2,187,204
39,714	Heinz (H.J.) & Co.	1,853,850
21,916	Hershey Foods Corp.(b)	863,490
27,970	Kellogg Co.(b)	1,466,467
186,366	Kraft Foods, Inc.	6,081,124
12,600	McCormick & Co., Inc.	477,666
92,186	Sara Lee Corp.	1,480,507
29,300	Tyson Foods, Inc., Class A(b)	449,169
23,004	Wm.Wrigley Jr. Co.	1,346,884

		22,518,741

Gas Utilities 0.1%
3,300	Nicor, Inc.	139,755
21,800	Questar Corp.	1,179,380

		1,319,135

Healthcare Equipment & Supplies 1.7%
76,774	Baxter International, Inc.	4,456,731
28,712	Becton Dickinson & Co.	2,399,749
143,172	Boston Scientific Corp.(a)(b)	1,665,090
12,812	C.R. Bard, Inc.	1,214,578
59,595	Covidien Ltd. (Bermuda)	2,639,463
18,307	Hospira, Inc.(a)	780,610
134,958	Medtronic, Inc.	6,784,338
38,464	St. Jude Medical, Inc.(a)	1,563,177
27,700	Stryker Corp.	2,069,744
14,800	Varian Medical Systems, Inc.(a)	771,968
24,911	Zimmer Holdings, Inc.(a)	1,647,863

		25,993,311

Healthcare Providers & Services 2.4%
59,372	Aetna, Inc.	3,427,546
20,500	AmerisourceBergen Corp.	919,835
45,873	Cardinal Health, Inc.	2,649,166
33,591	CIGNA Corp.	1,804,844
17,450	Coventry Health Care, Inc.(a)	1,033,913
33,600	Express Scripts, Inc.(a)	2,452,800
20,610	Humana, Inc.(a)(b)	1,552,139
12,800	Laboratory Corp. of America Holdings(a)(b)	966,784
30,576	McKesson Corp.	2,003,034
32,934	Medco Health Solutions, Inc.(a)	3,339,508
9,800	Patterson Cos., Inc.(a)(b)	332,710

17,500	Quest Diagnostics, Inc.(b)	925,750
23,472	Tenet Healthcare Corp.(a)(b)	119,238
154,648	UnitedHealth Group, Inc.	9,000,513
70,400	WellPoint, Inc.(a)	6,176,191

		36,703,971

Healthcare Technology
22,910	IMS Health, Inc.	527,846

Hotels, Restaurants & Leisure 1.4%
52,800	Carnival Corp.	2,349,072
22,253	Darden Restaurants, Inc.	616,631
18,224	Harrah’s Entertainment, Inc.	1,617,380
34,300	International Game Technology	1,506,799
35,204	Marriott International, Inc., Class A	1,203,273
139,830	McDonald’s Corp.	8,237,385
77,900	Starbucks Corp.(a)	1,594,613
23,300	Starwood Hotels & Resorts Worldwide, Inc.	1,025,899
10,879	Wendy’s International, Inc.	281,113
21,251	Wyndham Worldwide Corp.	500,674
61,764	Yum! Brands, Inc.	2,363,708

		21,296,547

Household Durables 0.4%
8,732	Black & Decker Corp.	608,184
13,894	Centex Corp.	350,962
26,000	D.R. Horton, Inc.(b)	342,420
17,208	Fortune Brands, Inc.	1,245,171
6,700	Harman International Industries, Inc.	493,857
7,082	KB Home(b)	152,971
17,600	Leggett & Platt, Inc.	306,944
13,400	Lennar Corp., Class A(b)	239,726
29,827	Newell Rubbermaid, Inc.	771,923
17,472	Pulte Homes, Inc.	184,155
5,842	Snap-On, Inc.	281,818
10,638	Stanley Works (The)	515,730
10,285	Whirlpool Corp.	839,565

		6,333,426

Household Products 2.3%
15,932	Clorox Co.(b)	1,038,288
59,830	Colgate-Palmolive Co.	4,664,347
54,816	Kimberly-Clark Corp.	3,800,941
364,323	Procter & Gamble Co.	26,748,595

		36,252,171

Independent Power Producers & Energy Traders 0.3%
90,200	AES Corp.(a)	1,929,378
20,829	Constellation Energy Group, Inc.	2,135,597
33,100	Dynegy, Inc.(a)	236,334

		4,301,309

Industrial Conglomerates 3.6%
83,198	3M Co.	7,015,255
1,182,972	General Electric Co.	43,852,772
30,334	Textron, Inc.	2,162,814
59,595	Tyco International Ltd.	2,362,942

		55,393,783

Insurance 4.2%
37,600	ACE Ltd.	2,322,928
52,600	AFLAC, Inc.	3,294,338
68,908	Allstate Corp.	3,599,065
12,600	Ambac Financial Group, Inc.(b)	324,702
297,638	American International Group, Inc.	17,352,294
27,389	Aon Corp.(b)	1,306,181
11,700	Assurant, Inc.(b)	782,730
46,668	Chubb Corp.	2,547,139
19,907	Cincinnati Financial Corp.	787,123
50,100	Genworth Financial, Inc., Class A	1,275,045
37,753	Hartford Financial Services Group, Inc.	3,291,684
31,451	Lincoln National Corp.	1,831,077
52,604	Loews Corp.	2,648,085
52,740	Marsh & McLennan Cos., Inc.	1,396,028
16,058	MBIA, Inc.(b)	299,161
87,300	MetLife, Inc.(b)	5,379,426
27,900	Principal Financial Group, Inc.	1,920,636
76,516	Progressive Corp.	1,466,047
54,300	Prudential Financial, Inc.(d)	5,052,072
10,629	SAFECO Corp.(b)	591,823
12,415	Torchmark Corp.	751,480
76,711	Travelers Cos., Inc	4,127,052
42,026	Unum Group	999,799
21,600	XL Capital Ltd., Class A	1,086,696

		64,432,611

Internet & Catalog Retail 0.3%
32,300	Amazon.Com, Inc.(a)(b)	2,992,272
19,000	Expedia, Inc. (a)(b)	600,780
20,700	IAC/InterActiveCorp (a)(b)	557,244

		4,150,296

Internet Software & Services 1.8%
12,800	Akamai Technologies, Inc. (a)(b)	442,880
141,500	eBay, Inc.(a)	4,696,385
26,700	Google, Inc., Class A(a)	18,462,516
22,200	VeriSign, Inc.(a)(b)	834,942
149,600	Yahoo!, Inc.(a)	3,479,696

		27,916,419

IT Services 0.8%
13,300	Affiliated Computer Services, Inc., Class A(a)	599,830
66,978	Automatic Data Processing, Inc.	2,982,529
30,400	Cognizant Technology Solutions Corp.(a)	1,031,776
20,551	Computer Sciences Corp.(a)	1,016,658

20,600	Convergys Corp.(a)	339,076
62,200	Electronic Data Systems Corp.	1,289,406
13,900	Fidelity National Information Services, Inc.	578,101
21,500	Fiserv, Inc.(a)(b)	1,193,035
37,925	Paychex, Inc.	1,373,644
27,590	Unisys Corp.(a)(b)	130,501
92,852	Western Union Co. (The)	2,254,447

		12,789,003

Leisure Equipment & Products 0.1%
11,899	Brunswick Corp.(b)	202,878
26,365	Eastman Kodak Co.(b)	576,603
21,354	Hasbro, Inc.	546,235
43,713	Mattel, Inc.	832,295

		2,158,011

Life Sciences, Tools & Services 0.4%
25,064	Applera Corp.-Applied Biosystems Group	850,171
3,561	Millipore Corp.(a)	260,594
18,670	PerkinElmer, Inc.	485,793
48,702	Thermo Fisher Scientific, Inc.(a)	2,809,132
15,600	Waters Corp.(a)	1,233,492

		5,639,182

Machinery 1.8%
74,056	Caterpillar, Inc.(b)	5,373,504
11,858	Cummins, Inc.	1,510,353
25,900	Danaher Corp.	2,272,466
51,680	Deere & Co.	4,812,442
24,462	Dover Corp.	1,127,454
17,054	Eaton Corp.	1,653,385
47,036	Illinois Tool Works, Inc.	2,518,307
35,790	Ingersoll-Rand Co. Ltd., Class A	1,663,161
20,672	ITT Corp.	1,365,179
10,700	Manitowoc Co., Inc. (The)(b)	522,481
43,464	PACCAR, Inc.	2,367,919
10,704	Pall Corp.	431,585
20,838	Parker Hannifin Corp.	1,569,310
12,100	Terex Corp.(a)	793,397

		27,980,943

Media 2.7%
88,676	CBS Corp., Class B(b)	2,416,421
51,738	Clear Channel Communications, Inc.	1,785,996
361,385	Comcast Corp., Class A(a)(b)	6,598,890
86,100	DIRECTV Group, Inc. (The)(a)	1,990,632
9,300	E.W. Scripps Co.	418,593
29,989	Gannett Co., Inc.(b)	1,169,571
31,812	Interpublic Group of Cos., Inc.(a)(b)	257,995
39,500	McGraw-Hill Cos., Inc.	1,730,495
6,096	Meredith Corp.	335,158
16,490	New York Times Co., Class A(b)	289,070
255,000	News Corp., Class A	5,224,950

39,734	Omnicom Group, Inc.	1,888,557
440,924	Time Warner, Inc.	7,279,655
81,976	Viacom, Inc., Class B(a)	3,600,386
226,313	Walt Disney Co. (The)	7,305,384
300	Washington Post Co. (The), Class B	237,429

		42,529,182

Metals & Mining 1.0%
102,844	Alcoa, Inc.	3,758,948
12,418	Allegheny Technologies, Inc.(b)	1,072,915
42,346	Freeport-McMoRan Copper & Gold, Inc., Class B(b)	4,337,924
52,097	Newmont Mining Corp.	2,543,897
36,512	Nucor Corp.	2,162,241
2,000	Titanium Metals Corp.(b)	52,900
14,309	United States Steel Corp.	1,730,101

		15,658,926

Multiline Retail 0.7%
13,924	Big Lots, Inc.(a)(b)	222,645
4,223	Dillard’s, Inc.	79,308
18,600	Family Dollar Stores, Inc.(b)	357,678
27,084	J.C. Penney Co., Inc.	1,191,425
37,900	Kohl’s Corp.(a)	1,735,820
53,982	Macy’s, Inc.	1,396,514
24,000	Nordstrom, Inc.	881,520
5,807	Sears Holdings Corp.(a)(b)	592,604
91,882	Target Corp.	4,594,101

		11,051,615

Multi-Utilities 1.1%
23,769	Ameren Corp.(b)	1,288,517
32,679	CenterPoint Energy, Inc.	559,791
23,000	CMS Energy Corp.(b)	399,740
31,651	Consolidated Edison, Inc.	1,546,151
68,304	Dominion Resources, Inc.	3,241,025
18,687	DTE Energy Co.(b)	821,481
5,308	Integrys Energy Group, Inc.	274,371
37,800	NiSource, Inc.	714,042
42,152	PG&E Corp.	1,816,330
28,697	Public Service Enterprise Group, Inc.	2,819,193
32,398	Sempra Energy	2,004,788
21,200	TECO Energy, Inc.	364,852
50,183	Xcel Energy, Inc.	1,132,630

		16,982,911

Office Electronics 0.1%
120,898	Xerox Corp.	1,957,339

Oil, Gas & Consumable Fuels 10.0%
55,136	Anadarko Petroleum Corp.(b)	3,621,884
38,748	Apache Corp.	4,166,960
49,100	Chesapeake Energy Corp.	1,924,720
249,792	Chevron Corp.	23,313,087

189,257	ConocoPhillips	16,711,393
17,000	Consol Energy, Inc.	1,215,840
53,600	Devon Energy Corp.	4,765,576
83,904	El Paso Corp.	1,446,505
28,300	EOG Resources, Inc.	2,525,775
639,614	Exxon Mobil Corp.	59,925,435
30,434	Hess Corp.	3,069,573
85,178	Marathon Oil Corp.	5,183,933
22,200	Murphy Oil Corp.	1,883,448
17,100	Noble Energy, Inc.	1,359,792
96,776	Occidental Petroleum Corp.	7,450,784
26,100	Peabody Energy Corp.(b)	1,608,804
11,400	Range Resources Corp.	585,504
74,484	Spectra Energy Corp.	1,923,177
16,628	Sunoco, Inc.	1,204,532
12,100	Tesoro Corp.	577,170
64,300	Valero Energy Corp.	4,502,929
73,892	Williams Cos., Inc.	2,643,856
53,916	XTO Energy, Inc.	2,769,126

		154,379,803

Paper & Forest Products 0.3%
52,184	International Paper Co.	1,689,718
20,135	MeadWestvaco Corp.(b)	630,226
25,900	Weyerhaeuser Co.(b)	1,909,865

		4,229,809

Personal Products 0.2%
51,844	Avon Products, Inc.	2,049,393
12,900	Estee Lauder Cos., Inc. (The)(b)	562,569

		2,611,962

Pharmaceuticals 6.2%
179,774	Abbott Laboratories	10,094,310
31,564	Allergan, Inc.(b)	2,027,671
12,900	Barr Pharmaceuticals, Inc.(a)	684,990
229,514	Bristol-Myers Squibb Co.	6,086,711
37,900	Forest Laboratories, Inc.(a)	1,381,455
338,269	Johnson & Johnson	22,562,542
36,533	King Pharmaceuticals, Inc.(a)	374,098
117,197	Lilly (Eli) & Co.	6,257,148
254,444	Merck & Co., Inc.	14,785,741
23,900	Mylan, Inc.(b)	336,034
811,123	Pfizer, Inc.	18,436,826
180,524	Schering-Plough Corp.	4,809,159
12,500	Watson Pharmaceuticals, Inc.(a)(b)	339,250
158,991	Wyeth	7,025,812

		95,201,747

Real Estate Investment Trust 0.9%
11,300	Apartment Investment & Management Co., Class A(b)	392,449
7,300	AvalonBay Communities, Inc.(b)	687,222
12,200	Boston Properties, Inc.(b)	1,120,082

14,500	Developers Diversified Realty Corp.	555,205
32,200	Equity Residential(b)	1,174,334
29,700	General Growth Properties, Inc.(b)	1,223,046
60,800	Host Hotels & Resorts, Inc.(b)	1,036,032
28,800	Kimco Realty Corp.(b)	1,048,320
18,100	Plum Creek Timber Co., Inc.(b)	833,324
31,300	ProLogis(b)	1,983,794
14,600	Public Storage	1,071,786
26,200	Simon Property Group, Inc.(b)	2,275,732
14,400	Vornado Realty Trust	1,266,480

		14,667,806

Real Estate Management & Development
23,100	CB Richard Ellis Group, Inc., Class A(a)(b)	497,805

Road & Rail 0.7%
35,523	Burlington Northern Santa Fe Corp.	2,956,579
51,006	CSX Corp.	2,243,244
44,911	Norfolk Southern Corp.	2,265,311
6,121	Ryder System, Inc.	287,748
30,329	Union Pacific Corp.	3,809,929

		11,562,811

Semiconductors & Semiconductor Equipment 2.6%
50,124	Advanced Micro Devices, Inc.(a)(b)	375,930
36,000	Altera Corp.(b)	695,520
41,200	Analog Devices, Inc.	1,306,040
146,888	Applied Materials, Inc.	2,608,731
46,900	Broadcom Corp., Class A(a)(b)	1,225,966
690,988	Intel Corp.	18,421,740
21,720	KLA-Tencor Corp.(b)	1,046,035
31,500	Linear Technology Corp.(b)	1,002,645
56,844	LSI Corp.(a)	301,842
24,300	MEMC Electronic Materials, Inc.(a)	2,150,307
19,700	Microchip Technology, Inc.(b)	618,974
56,716	Micron Technology, Inc.(a)(b)	411,191
31,852	National Semiconductor Corp.	721,129
18,400	Novellus Systems, Inc.(a)	507,288
73,500	NVIDIA Corp.(a)(b)	2,500,470
19,800	Teradyne, Inc.(a)(b)	204,732
169,652	Texas Instruments, Inc.(b)	5,666,377
34,100	Xilinx, Inc.	745,767

		40,510,684

Software 3.7%
71,440	Adobe Systems, Inc.(a)	3,052,631
23,120	Autodesk, Inc.(a)(b)	1,150,451
23,900	BMC Software, Inc.(a)	851,796
50,958	CA, Inc.	1,271,402
18,400	Citrix Systems, Inc.(a)(b)	699,384
58,100	Compuware Corp.(a)	515,928
31,000	Electronic Arts, Inc.(a)(b)	1,810,710
48,200	Intuit, Inc.(a)(b)	1,523,602
946,712	Microsoft Corp.	33,702,948

29,602	Novell, Inc. (a)	203,366
464,540	Oracle Corp. (a)	10,489,313
123,017	Symantec Corp.(a)(b)	1,985,494
21,700	Teradata Corp.(a)	594,797

		57,851,822

Specialty Retail 1.5%
7,800	Abercrombie & Fitch Co.	623,766
20,523	AutoNation, Inc.(a)(b)	321,390
6,200	AutoZone, Inc.(a)	743,442
26,800	Bed Bath & Beyond, Inc.(a)	787,652
47,100	Best Buy Co., Inc.(b)	2,479,815
11,678	Circuit City Stores, Inc.	49,048
13,600	GameStop Corp., Class A(a)	844,696
55,513	Gap, Inc.(b)	1,181,317
200,884	Home Depot, Inc.	5,411,815
37,622	Limited Brands, Inc.(b)	712,184
172,796	Lowe’s Cos., Inc.	3,908,646
32,600	Office Depot, Inc.(a)	453,466
9,049	OfficeMax, Inc.	186,952
9,854	RadioShack Corp.(b)	166,138
12,416	Sherwin-Williams Co.(b)	720,625
74,225	Staples, Inc.	1,712,371
16,800	Tiffany & Co.	773,304
55,832	TJX Cos., Inc.	1,604,053

		22,680,680

Textiles, Apparel & Luxury Goods 0.4%
46,500	Coach, Inc.(a)	1,421,970
22,800	Jones Apparel Group, Inc.	364,572
16,492	Liz Claiborne, Inc.	335,612
42,876	NIKE, Inc., Class B	2,754,355
6,000	Polo Ralph Lauren Corp.	370,740
11,234	V.F. Corp.	771,326

		6,018,575

Thrifts & Mortgage Finance 0.7%
74,548	Countrywide Financial Corp.(b)	666,459
107,934	Fannie Mae	4,315,202
68,032	Freddie Mac	2,317,850
57,100	Hudson City Bancorp, Inc.	857,642
9,120	MGIC Investment Corp.(b)	204,562
46,475	Sovereign Bancorp, Inc.	529,815
103,871	Washington Mutual, Inc.(b)	1,413,684

		10,305,214

Tobacco 1.3%
244,279	Altria Group, Inc.	18,462,607
22,800	Reynolds American, Inc.(b)	1,503,888
18,099	UST, Inc.	991,825

		20,958,320

Trading Companies & Distributors
7,274	Grainger (W.W.), Inc.	636,620

Wireless Telecommunication Services 0.4%
40,100	American Tower Corp., Class A(a)	1,708,260
335,274	Sprint Nextel Corp.	4,402,148

		6,110,408

	Total long-term investments
	(cost $780,507,257)	1,502,512,769

SHORT-TERM INVESTMENTS 14.8%
Affiliated Money Market Mutual Fund 14.6%
226,152,164	Dryden Core Investment Fund-Taxable Money Market Series (cost $226,152,164; includes $186,682,692 of cash collateral received for securities on loan)(c)(e)	226,152,164

Principal Amount (000)
U.S. Government Securities 0.2%
	United States Treasury Bill, 3.01%, 3/20/2008(f)
$2,400	(cost $2,384,944)	2,383,620

	Total short-term investments
	(cost $228,537,108)	228,535,784

	TOTAL INVESTMENTS 111.9%
	(cost $1,009,044,365)(g)	1,731,048,553

	Liabilities in excess of other assets(h) (11.9%)	(184,345,128)

	NET ASSETS 100.0%	$1,546,703,425

(a)	Non-income producing security.
(b)	Securities, or portion thereof, on loan with an aggregate market value of $179,003,033; cash collateral of $186,682,692 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Affiliated security.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(f)	Security segregated as collateral for futures contracts.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2007 were as follows:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,023,753,963	$747,942,370	$40,647,780	$707,294,590

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

(h)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at December 31, 2007:

Number of Contracts	Type	Expiration Date	Value at December 31, 2007	Value at Trade Date	Unrealized Appreciation
	Long Position:
110	S&P 500 Index Futures	Mar. 08	$40,623,000	$40,214,375	$408,625

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Index Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    February 20, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    February 20, 2008

*	Print the name and title of each signing officer under his or her signature.